INVENTORIES	12 Months Ended
Dec. 31, 2018
DisclosureOfInventories [Abstract]
INVENTORIES
13	INVENTORIES

	2018	2017
	US$’000	US$’000

Bunkers and other consumables at cost	10,841	10,156
Ships recognised as inventories	-	-
Ships reclassified from Ships, property, plant and equipment as inventories (Note 14) (a)	7,321	16,988
Sale of ships recognised as inventories (a)	(7,321)	(16,988)
Included in assets of a disposal group held for sale (Note 39)	-	(1,078)
	10,841	9,078

(a)
On 10 October 2018, the Group entered into Memorandums of Agreement with third parties for the sale of a ship at purchase consideration of US$8,650,000. The ship was delivered to third parties on 26 October 2018.

On 29 June 2017 and 27 October 2017, the Group entered into Memorandums of Agreement with third parties for the sale of ships at purchase consideration of US$10,897,000 and US$6,830,000 respectively. The ships were delivered to third parties on 17 October 2017 and 27 November 2017.

Ships reclassified from Ships, property, plant and equipment as inventories is reconciled as follows:

	2018	2017
	US$’000	US$’000

Cost	15,203	39,256
Accumulated depreciation	(3,443)	(11,744)
Impairment	(4,439)	(10,524)
Carrying amount	7,321	16,988